Summary of Significant Accounting Policies - Restricted Sponsor Shares Liability (Details) - TWC Tech Holdings II Corp. (“TWC") - The Sponsor	12 Months Ended
Dec. 31, 2021 shares
Business Acquisition [Line Items]
Contingent consideration (in shares)	13,500,000
Restricted stock
Business Acquisition [Line Items]
Contingent consideration (in shares)	7,500,000